Recently issued accounting standards	6 Months Ended
Jun. 30, 2012
Recently issued accounting standards
Recently issued accounting standards
Note 2 Recently issued accounting standards
> Refer to “Note 2 – Recently issued accounting standards” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Group AG & Credit Suisse AG Annual Report 2011 for a complete description of recently adopted accounting standards.

> Refer to “Note 2 – Recently issued accounting standards” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q12 for the most recently adopted accounting standards and standards to be adopted in future periods.

The impact on the Bank’s and Group’s financial condition, results of operations or cash flows was or is expected to be identical.